Allowance for credit losses - Quantitative information by loan class for loans modified as T D R (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($) loans shares
Financing Receivable
Loan count | loans	2,103	2,411
Pre-Modification Recorded Investment	$ 179,851	$ 184,694
Post Modification Recorded Investment	159,456	178,128
Increase (decrease) in the allowance for loan losses as a result of modification	$ 11,993	$ 11,033
Construction
Financing Receivable
Loan count | loans	1
Pre-Modification Recorded Investment	$ 21,514
Post Modification Recorded Investment	21,514
Increase (decrease) in the allowance for loan losses as a result of modification	$ 4,370
Mortgages
Financing Receivable
Loan count | loans	813	845
Pre-Modification Recorded Investment	$ 102,559	$ 83,833
Post Modification Recorded Investment	85,394	77,308
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6,875	$ 2,814
Commercial | Commercial multi-family
Financing Receivable
Loan count	2	3
Pre-Modification Recorded Investment	$ 1,133	$ 346
Post Modification Recorded Investment	1,115	295
Increase (decrease) in the allowance for loan losses as a result of modification	$ (18)	$ (40)
Commercial | CRE non-owner occupied
Financing Receivable
Loan count | loans	13	13
Pre-Modification Recorded Investment	$ 25,217	$ 58,142
Post Modification Recorded Investment	22,065	58,116
Increase (decrease) in the allowance for loan losses as a result of modification	$ (969)	$ 2,811
Commercial | CRE owner occupied
Financing Receivable
Loan count | loans	37	30
Pre-Modification Recorded Investment	$ 10,955	$ 7,533
Post Modification Recorded Investment	10,914	7,249
Increase (decrease) in the allowance for loan losses as a result of modification	$ 137	$ 81
Commercial | Commercial and Industrial
Financing Receivable
Loan count | loans	53	69
Pre-Modification Recorded Investment	$ 3,140	$ 14,991
Post Modification Recorded Investment	3,178	15,435
Increase (decrease) in the allowance for loan losses as a result of modification	$ 34	$ 1,368
Consumer | Credit cards
Financing Receivable
Loan count | loans	752	706
Pre-Modification Recorded Investment	$ 7,048	$ 5,702
Post Modification Recorded Investment	7,097	5,867
Increase (decrease) in the allowance for loan losses as a result of modification	$ 286	$ 554
Consumer | Home equity lines of credit
Financing Receivable
Loan count | loans	3	28
Pre-Modification Recorded Investment	$ 510	$ 2,725
Post Modification Recorded Investment	396	2,423
Increase (decrease) in the allowance for loan losses as a result of modification	$ 33	$ 364
Consumer | Personal loans
Financing Receivable
Loan count | loans	362	675
Pre-Modification Recorded Investment	$ 6,194	$ 10,831
Post Modification Recorded Investment	6,188	10,835
Increase (decrease) in the allowance for loan losses as a result of modification	$ 1,043	$ 3,023
Consumer | Auto Loan
Financing Receivable
Loan count | loans	42	8
Pre-Modification Recorded Investment	$ 836	$ 121
Post Modification Recorded Investment	838	128
Increase (decrease) in the allowance for loan losses as a result of modification	$ 131	$ 21
Consumer | Other
Financing Receivable
Loan count | loans	3	31
Pre-Modification Recorded Investment	$ 25	$ 206
Post Modification Recorded Investment	25	206
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6	$ 30
Leasing
Financing Receivable
Loan count | loans	22	3
Pre-Modification Recorded Investment	$ 720	$ 264
Post Modification Recorded Investment	732	266
Increase (decrease) in the allowance for loan losses as a result of modification	$ 65	$ 7